Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Loans, including fees	$ 33,635	$ 33,592	$ 36,329
Securities:
Taxable	1,717	1,339	1,608
Tax exempt	555	570	590
Dividends	312	322	279
Other interest	136	135	195
	36,355	35,958	39,001
Interest expense:
Deposits	2,236	2,917	5,064
Other borrowed funds	474	391	493
Subordinated debentures	165	265	789
	2,875	3,573	6,346
Net interest income	33,480	32,385	32,655
Provision for loan losses	2,787	477	1,583
Net interest income after provision for loan losses	30,693	31,908	31,072
Noninterest income:
Service charges on deposit accounts	1,627	1,802	1,831
Trust fees	223	210	199
Income from bank owned life insurance and annuity assets	672	1,176	782
Mortgage banking income	228	506	626
Electronic refund check / deposit fees	3,133	2,556	2,289
Debit / credit card interchange income	2,174	1,963	1,700
Gain (loss) on other real estate owned	88	(577)	(331)
Gain on sale of ProAlliance Corporation	810
Other	813	997	1,206
	9,793	8,518	8,483
Noninterest expense:
Salaries and employee benefits	17,878	17,570	17,418
Occupancy	1,585	1,573	1,565
Furniture and equipment	757	902	954
FDIC insurance	483	490	755
Data processing	1,127	1,052	1,021
Foreclosed assets	185	482	446
Other	7,278	7,306	7,582
	29,293	29,375	29,741
Income before income taxes	11,193	11,051	9,814
Provision for income taxes	3,120	2,939	2,762
NET INCOME	8,073	8,112	7,052
Earnings per share (in Dollars per share)	$ 1.97	$ 2.00	$ 1.75
Other Real Estate Owned [Member]
Noninterest income:
Gain (loss) on other real estate owned	$ 113	$ (692)	$ (150)